UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments.

`

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

Schedule of investments

Delaware Minnesota High-Yield Municipal Bond Fund May 31, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.51%		
Corporate-Backed Revenue Bonds – 4.18%		
Cloquet Pollution Control Revenue		
(Potlatch Project) 5.90% 10/1/26	2,700,000	$ 2,701,701
Laurentian Energy Authority I Cogeneration Revenue		
Series A 5.00% 12/1/21	1,750,000	1,695,225
St. Paul Port Authority Solid Waste Disposal Revenue		
(Gerdau St. Paul Steel Mill Project) Series 7		
4.50% 10/1/37 (AMT)	2,255,000	2,068,602
		6,465,528
Education Revenue Bonds – 13.35%		
Baytown Township Lease Revenue		
(St. Croix Preparatory Academy) Series A 7.00% 8/1/38	500,000	524,030
Deephaven Eagle Ridge Academy Project		
Series A 5.50% 7/1/43	500,000	513,745
Duluth Housing & Redevelopment Authority Revenue		
(Public School Academy) Series A 5.875% 11/1/40	1,000,000	1,037,770
Forest Lake Charter School Revenue Fund		
(Forest Lake International Language Academy) Series A		
5.75% 8/1/44	455,000	482,282
Minnesota Higher Education Facilities Authority Revenue		
(Augsburg College)		
Series 6-C 5.00% 5/1/23	700,000	701,001
Series 6-J1 5.00% 5/1/36	1,000,000	1,005,360
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,535,250
(Carleton College) Series 7-D 5.00% 3/1/40	1,055,000	1,160,036
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	1,020,400
(St. Catherine University)		
Series 7-Q 5.00% 10/1/25	325,000	361,397
Series 7-Q 5.00% 10/1/26	280,000	306,418
(St. John's University) Series 6-U 4.75% 10/1/33	825,000	890,051
(St. Olaf College)		
Series 6-O 4.50% 10/1/32	1,000,000	1,043,850
Series 6-O 5.00% 10/1/22	1,000,000	1,099,270
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	799,883
(University of St. Thomas)		
Series 6-I 5.00% 4/1/23	1,500,000	1,617,855
Series 7-A 5.00% 10/1/39	1,000,000	1,070,130
St. Paul Housing & Redevelopment Authority		
Lease Revenue		
(St. Paul Conservatory for Performing Artists) Series A		
4.625% 3/1/43	1,000,000	947,430

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Education Revenue Bonds (continued)		
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue		
(Nova Classical Academy) Series A 6.625% 9/1/42	1,500,000	$ 1,626,915
University of Minnesota		
Series A 5.125% 4/1/34	1,000,000	1,137,310
Series A 5.25% 12/1/28	1,500,000	1,791,075
		20,671,458
Electric Revenue Bonds – 5.16%		
Central Minnesota Municipal Power Agency (Brookings Twin Cities Transmission Project) 5.00% 1/1/42	1,500,000	1,613,010
Chaska Electric Revenue		
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,062,130
Hutchinson Utilities Commission Revenue		
Series A 5.00% 12/1/22	490,000	579,871
Series A 5.00% 12/1/26	360,000	412,855
Minnesota Municipal Power Agency Electric Revenue		
Series A 5.00% 10/1/34	2,750,000	2,790,425
Northern Municipal Power Agency Revenue		
5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,141,880
Series A 5.00% 1/1/24	335,000	396,080
		7,996,251
Healthcare Revenue Bonds – 43.84%		
Aitkin Health Care Facilities Revenue		
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	716,695
Anoka Health Care Facilities Revenue		
(Homestead Anoka Project) Series A 7.00% 11/1/46	1,650,000	1,740,321
Anoka Housing & Redevelopment Authority Revenue		
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,068,090
Apple Valley Economic Development Authority Health Care Revenue		
(Augustana Home St. Paul Project) Series A 5.80% 1/1/30	1,000,000	1,009,880
Breckenridge Catholic Health Initiatives		
Series A 5.00% 5/1/30	2,000,000	2,007,100
Cloquet Housing Facilities		
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	816,247
Deephaven Housing & Healthcare Revenue		
(St. Therese Senior Living Project)		
Series A 5.00% 4/1/38	200,000	193,760
Series A 5.00% 4/1/40	190,000	183,310
Series A 5.00% 4/1/48	185,000	176,421

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Healthcare Revenue Bonds (continued)		
Duluth Economic Development Authority		
(St. Luke's Hospital Authority Obligation Group)		
5.75% 6/15/32	750,000	$ 793,717
6.00% 6/15/39	1,000,000	1,060,090
Glencoe Health Care Facilities Revenue		
(Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	186,604
Hayward Health Care Facilities Revenue		
(American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34	750,000	747,877
Mahtomedi Senior Housing Revenue		
(St. Andrew's Village Project) 5.75% 12/1/40	1,000,000	1,010,010
Maple Grove Health Care System Revenue		
(Maple Grove Hospital)		
5.25% 5/1/28	2,200,000	2,286,680
5.25% 5/1/37	1,000,000	1,027,700
Minneapolis Health Care System Revenue		
(Fairview Health Services)		
Series A 6.625% 11/15/28	2,000,000	2,386,300
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	295,397
Series D 5.00% 11/15/34 (AMBAC)	3,000,000	3,044,160
Minnesota Agricultural & Economic Development Board Revenue		
(Benedictine Health Systems) 5.75% 2/1/29	1,000,000	1,000,120
Moorhead Economic Development Authority Multifamily Housing Revenue		
(Eventide Lutheran Home Project) Series A 5.15% 6/1/29	550,000	550,110
Northfield Hospital & Skilled Nursing Revenue		
5.375% 11/1/31	1,000,000	1,024,880
Oak Park Heights Housing Revenue		
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,623,540
Oakdale Senior Housing		
(Oak Meadows Project) 5.00% 4/1/34	500,000	495,620
Owatonna Senior Housing Revenue		
(Senior Living Project)		
Series A 5.80% 10/1/29	400,000	407,152
Series A 6.00% 4/1/41	1,250,000	1,269,275
Rochester Health Care & Housing Revenue		
(Samaritan Bethany)		
Series A 6.875% 12/1/29	1,000,000	1,109,780
Series A 7.375% 12/1/41	375,000	419,006

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Healthcare Revenue Bonds (continued)		
Rochester Health Care & Housing Revenue		
(The Homestead at Rochester Project)		
Series A 5.25% 12/1/23	175,000	$ 185,752
Series A 6.875% 12/1/48	800,000	868,864
Rochester Health Care Facilities Revenue		
(Mayo Clinic)		
4.00% 11/15/41	1,790,000	1,843,521
Series C 4.50% 11/15/38 •	1,925,000	2,243,838
(Olmsted Medical Center Project)		
5.00% 7/1/22	350,000	410,067
5.00% 7/1/27	245,000	280,775
5.00% 7/1/28	225,000	255,947
Sartell Health Care Facilities Revenue		
(Country Manor Campus Project)		
Series A 5.25% 9/1/22	1,080,000	1,172,448
Series A 6.25% 9/1/36	925,000	959,789
Sauk Rapids Health Care Housing Facilities Revenue		
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	803,039
Shakopee Health Care Facilities Revenue		
(St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	1,002,970
St. Cloud Health Care Revenue		
(Centracare Health System Project)		
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,645,470
Series A 5.125% 5/1/30	3,125,000	3,496,125
St. Louis Park Health Care Facilities Revenue		
(Park Nicollet Health Services)		
5.75% 7/1/39	3,830,000	4,164,933
Series C 5.50% 7/1/23	1,000,000	1,098,080
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue		
(Allina Health System) Series A		
5.00% 11/15/18 (NATL-RE)	1,900,000	2,159,445
(Health Partners Obligation Group Project)		
5.25% 5/15/36	1,000,000	1,034,900
St. Paul Housing & Redevelopment Authority Hospital Revenue		
(Health East Project)		
6.00% 11/15/25	1,000,000	1,034,540
6.00% 11/15/30	1,000,000	1,028,180
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue		
(Senior Carondelet Village Project) Series A		
6.00% 8/1/42	770,000	810,564

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Healthcare Revenue Bonds (continued)		
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue (Senior Episcopal Homes Project)		
5.125% 5/1/48	1,700,000	$ 1,643,373
Series A 5.15% 11/1/42	775,000	757,880
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue (Marion Center Project) Series A 5.375% 5/1/43	1,000,000	1,000,990
Stillwater Health Care Revenue (Health System Obligation Group)		
5.00% 6/1/25	2,000,000	2,028,940
5.00% 6/1/35	1,000,000	1,009,340
Twin Valley Congregate Housing Revenue (Living Options Project) 5.95% 11/1/28 @	1,825,000	1,795,107
Washington County Housing & Redevelopment Authority Healthcare & Housing Revenue (Birchwood & Woodbury Projects) Series A 5.625% 6/1/37	1,000,000	1,004,440
Wayzata Senior Housing Revenue (Folkestone Senior Living Community)		
Series A 5.50% 11/1/32	260,000	279,955
Series A 5.75% 11/1/39	590,000	637,253
Series A 6.00% 5/1/47	920,000	1,002,147
Winona Health Care Facilities Revenue (Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,555,035
		67,863,549
Housing Revenue Bonds – 8.30%		
Chaska Multifamily Housing Revenue (West Suburban Housing Partners Project) 5.875% 3/1/31 (AMT)	1,000,000	962,290
Minneapolis Multifamily Housing Revenue		
(Grant Street Apartments Project) Series A 7.25% 11/1/29	1,915,000	1,917,681
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	900,000	900,531
(Trinity Apartments) Series A 6.75% 5/1/21 (HUD)	435,000	435,705
Minneapolis-St. Paul Housing Finance Board Mortgage-Backed Securities Program (City Living project) Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (AMT)	100,895	101,819
Minnesota Housing Finance Agency		
(Rental Housing) Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,278,001
(Residential Housing) Series G 5.00% 7/1/36 (AMT)	720,000	724,773

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Housing Revenue Bonds (continued)		
Minnesota Housing Finance Agency (Residential Housing)		
Series I 4.85% 7/1/38 (AMT)	830,000	$ 840,176
Series L 5.10% 7/1/38 (AMT)	1,270,000	1,321,486
Series M 4.875% 7/1/37 (AMT)	1,895,000	1,912,908
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue (Shelby Grotto Housing project) 5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	750,577
Stillwater Multifamily Housing Revenue (Orleans Homes project) 5.50% 2/1/42 (AMT)	750,000	709,260
		12,855,207
Lease Revenue Bonds – 4.06%		
Minnesota General Fund Revenue Appropriations		
Series A 5.00% 6/1/38	1,750,000	1,982,277
Series A 5.00% 6/1/43	1,000,000	1,116,210
Series B 5.00% 3/1/21	250,000	300,573
University of Minnesota Special Purpose Revenue (State Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,892,697
		6,291,757
Local General Obligation Bonds – 8.62%		
Chaska Independent School District No.112 (School Building) Series A 4.50% 2/1/28 (NATL-RE)	1,000,000	1,083,030
Farmington Independent School District No. 192 (School Building) Series B 5.00% 2/1/27 (AGM)	1,000,000	1,028,920
Foley Independent School District No. 51 (School Building) Series A 5.00% 2/1/21	1,105,000	1,188,151
Hopkins Independent School District No. 270 (Alternative Facilities) 5.00% 2/1/26 (NATL-RE)	1,055,000	1,087,104
Metropolitan Council Waste Water Treatment		
Series B 5.00% 12/1/21	500,000	511,410
Series C 5.00% 3/1/28	1,000,000	1,080,330
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,619,280
South Washington County Independent School District No. 833 (School Building) Series A 4.75% 2/1/27	1,500,000	1,655,460
Staples United Hospital District Health Care Facilities (Todd Morrison ETC Hospital-Lakewood)		
5.00% 12/1/21	610,000	618,564
5.125% 12/1/24	205,000	207,409
5.25% 12/1/26	1,540,000	1,557,818

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Local General Obligation Bonds (continued)		
White Bear Lake Independent School District No. 624		
(Alternative Facilities) Series B 4.75% 2/1/22	1,500,000	$ 1,702,545
		13,340,021
Pre-Refunded Bond – 0.82%§		
Bemidji Health Care Facilities First Mortgage Revenue		
(North Country Health Services) 5.00% 9/1/20-16	1,150,000	1,263,988
		1,263,988
Special Tax Revenue Bonds – 5.59%		
Hennepin County Sales Tax Revenue		
(First Lien-Ball Park Project) Series B 5.00% 12/15/24	1,000,000	1,136,530
(Second Lien-Ballpark Project)		
Series B 5.00% 12/15/20	1,500,000	1,710,105
Series B 5.00% 12/15/24	1,000,000	1,136,530
Minneapolis Development Revenue		
(Limited Tax Supported Common Bond Fund) Series 2-A 5.00% 6/1/28 (AMT)	1,170,000	1,204,468
Minneapolis Tax Increment Revenue		
(Ivy Tower Project) 5.70% 2/1/29 @	785,000	747,681
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	500,175
Minnesota 911 Revenue		
(Public Safety Radio Commission System Project) 5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,137,220
St. Paul Port Authority		
(Limited Tax Brownsfields Redevelopment Tax) Series 2 5.00% 3/1/37	1,000,000	1,082,980
		8,655,689
State General Obligation Bond – 0.78%		
Minnesota		
Series A 5.00% 10/1/24	1,000,000	1,201,840
		1,201,840
Transportation Revenue Bonds – 3.81%		
Minneapolis – St. Paul Metropolitan Airports Commission Revenue		
5.00% 1/1/21	1,000,000	1,178,500
5.00% 1/1/22	2,000,000	2,327,580
Series B 5.00% 1/1/29	2,130,000	2,388,667
		5,894,747
Total Municipal Bonds (cost $145,704,634)		**152,500,035**

	Number of shares	Value (U.S. $)
Short-Term Investments – 0.43%		
Money Market Instrument – 0.11%		
Minnesota Municipal Cash Trust 0.00% 6/2/14	169,590	$ 169,590
		169,590
	Principal amount°	
Variable Rate Demand Note – 0.32%¤		
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-2 0.02% 11/15/35 (LOC-JPMorgan Chase Bank N.A.)	500,000	500,000
		500,000
Total Short-Term Investments (cost $669,590)		**669,590**
Total Value of Securities – 98.94% (cost $146,374,224)		**153,169,625**
Receivables and Other Assets Net of Liabilities – 1.06%		**1,644,663**
Net Assets – 100.00%		**$154,814,288**

@ Illiquid security. At May 31, 2014, the aggregate value of illiquid securities was $2,542,788, which represents 1.64% of the Fund's net assets. See Note 3 in "Notes."

¤ Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of May 31, 2014.

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

• Variable rate security. The rate shown is the rate as of May 31, 2014. Interest rates reset periodically.

§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
FHA – Federal Housing Administration
FNMA – Federal National Mortgage Association collateral
GNMA – Government National Mortgage Association Collateral
HUD – Housing and Urban Development Section 8

Summary of abbreviations:
LOC – Letter of Credit
NATL-RE – Insured by National Public Finance Guarantee Corporation

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds - Delaware Minnesota High-Yield Municipal Bond Fund (Fund). This report covers the period of time since the Fund's last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not threshold" are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken for all open federal income tax years (Aug. 31, 2010–Aug. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund's financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the

respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly, and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At May 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$146,374,224
Aggregate unrealized appreciation	$ 7,422,433
Aggregate unrealized depreciation	(627,032)
Net unrealized appreciation	$ 6,795,401

For federal income tax purposes, at Aug. 31, 2013, capital loss carryforwards of $3,058,473 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $83,961 expires in 2017, and $2,974,512 expires in 2018.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. There are no losses incurred that will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 – Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 – Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 – Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of May 31, 2014:

	Level 1	Level 2	Total
Municipal Bonds	$ —	$152,500,035	$152,500,035
Short-Term Investments[1]	169,590	500,000	669,590
Total	$169,590	$153,000,035	$153,169,625

[1]Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 25.32% and 74.68%, respectively, of the total market value of this security type. Level 1 investments represent investments with quoted prices and Level 2 investments represent investments with observable inputs.

During the period ended May 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2014, there were no Level 3 investments.

3. Geographic, Credit, and Market Risks

The Fund concentrates its investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in

issuers in U.S. territories such as Puerto Rico, the U.S. Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Fund's investments may be adversely affected by new legislation within the state, or U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2014, 8.15% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor's Financial Services LLC. (S&P) and lower than Baa3 by Moody's Investors Service Inc. (Moody's), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will

often receive a rating of AAA from Moody's, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of May 31, 2014, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified on the schedule of investments.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2014 that would require recognition or disclosure in the Fund's schedule of investments.

	Principal amount°	Value (U.S. $)
Municipal Bonds – 97.14%		
Corporate Revenue Bonds – 20.19%		
Allegheny County, Pennsylvania Industrial Development Authority Revenue (Environmental Improvement - U.S. Steel Corp. Project)		
5.75% 8/1/42 (AMT)	6,520,000	$ 6,429,894
6.875% 5/1/30	300,000	328,632
Buckeye, Ohio Tobacco Settlement Financing Authority		
Series A-2 5.875% 6/1/47	4,605,000	3,790,421
Series A-2 6.50% 6/1/47	8,405,000	7,438,418
California Pollution Control Financing Authority Revenue (Poseidon Resources) 144A 5.00% 7/1/37 (AMT)#	5,000,000	5,150,600
California State Enterprise Development Authority Revenue (Sunpower Corp.- Recovery Zone Facility) 8.50% 4/1/31	1,000,000	1,101,600
Capital Trust Agency, Florida Revenue (Million Air One) 7.75% 1/1/41 (AMT)	1,700,000	1,757,528
City of Valparaiso, Indiana (Pratt Paper LLC Project) 7.00% 1/1/44	2,865,000	3,202,067
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. project) 5.90% 10/1/26	3,605,000	3,607,271
Columbus County, North Carolina Industrial Facilities & Pollution Control Financing (International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,099,840
County of Nez Perce, Idaho (Potlatch Project) 6.00% 10/1/24	1,285,000	1,285,809
Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority Exempt Facilities (National Gypsum Co. Project) 5.75% 8/1/35 (AMT)	1,510,000	1,510,045
Gloucester County, New Jersey Pollution Control Financing Authority (Keystone Urban Renewal) Series A 5.00% 12/1/24 (AMT)	1,430,000	1,585,312
Golden State, California Tobacco Securitization Corporate Settlement Revenue (Asset-Backed Senior Notes)		
Series A-1 5.125% 6/1/47	5,000,000	3,893,200
Series A-1 5.75% 6/1/47	8,580,000	7,244,351
Houston, Texas Airport System Revenue		
(Continental Airlines) Series A 6.625% 7/15/38 (AMT)	2,000,000	2,199,560
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,167,802
Illinois Railsplitter Tobacco Settlement Authority		
5.50% 6/1/23	2,010,000	2,361,107
6.00% 6/1/28	1,455,000	1,706,293
6.25% 6/1/24	2,635,000	2,923,506

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Corporate Revenue Bonds (continued)		
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	$ 3,490,860
Maryland Economic Development Corporation Facilities Revenue (CNX Marine Terminals Inc.) 5.75% 9/1/25	5,875,000	6,370,791
Michigan Tobacco Settlement Financing Authority Revenue Asset-Backed Series A 6.00% 6/1/48	555,000	460,045
M-S-R Energy Authority, California Gas Revenue Series A 6.50% 11/1/39	2,500,000	3,303,025
New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines Inc. Project)		
5.25% 9/15/29 (AMT)	4,000,000	4,143,760
Series B 5.625% 11/15/30	1,270,000	1,357,173
New York City, New York Industrial Development Agency Special Facilities Revenue (American Airlines - JFK International Airport)		
7.50% 8/1/16	200,000	211,366
7.75% 8/1/31 (AMT)•	1,000,000	1,103,680
(JetBlue Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	994,590
New York Liberty Development Corporation Revenue (Second Priority - Bank of America Tower) Class 3 6.375% 7/15/49	2,000,000	2,195,860
Ohio State Water Development Authority (First Energy Nuclear Generation) Series B 4.00% 12/1/33 •	5,000,000	5,343,700
Pima County, Arizona Industrial Development Authority Pollution Control Revenue (Tucson Electric Power) Series A 5.25% 10/1/40	500,000	524,940
Port of Seattle, Washington Industrial Development Corporation Special Facilities Revenue (Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,012,500
Salt Verde, Arizona Financial Senior Gas Revenue		
5.00% 12/1/37	3,000,000	3,341,910
5.25% 12/1/27	2,235,000	2,595,394
5.25% 12/1/28	1,050,000	1,216,005
5.50% 12/1/29	765,000	890,820
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	1,024,580

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Corporate Revenue Bonds (continued)		
Tobacco Settlement Financing Authority Revenue		
(Revenue Asset Backed) Series B 5.00% 6/1/21	3,860,000	$ 4,193,311
Tobacco Settlement Financing Corporation, Louisiana Asset-Backed Note		
Series A 5.25% 5/15/35	2,540,000	2,719,730
Tobacco Settlement Financing Corporation, New Jersey		
Series 1A 5.00% 6/1/41	13,030,000	10,295,133
Town of Shoals Indiana		
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,779,229
TSASC, New York Revenue (Asset-Backed)		
Series 1 5.125% 6/1/42	485,000	404,931
Tulsa, Oklahoma Municipal Airport Trust Revenue		
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,071,780
		121,828,369
Education Revenue Bonds – 17.27%		
Arlington, Texas Higher Education Finance		
(Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,097,520
Bowling Green, Ohio Student Housing Revenue CFP I		
(State University Project) 6.00% 6/1/45	1,215,000	1,277,657
Buffalo & Erie County, New York Industrial Land Development Corporation Revenue		
(Medaille College Project) 5.25% 4/1/35	1,885,000	1,916,178
California Municipal Finance Authority Revenue		
(Azusa Pacific University Project) Series B 7.75% 4/1/31	1,000,000	1,170,070
(Partnership Uplift Community Project) Series A 5.25% 8/1/42	1,700,000	1,727,574
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,280,113
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,785,825
California School Finance Authority		
(New Designs Charter School) Series A 5.50% 6/1/42	2,750,000	2,750,000
California Statewide Communities Development Authority Charter School Revenue		
(Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	2,143,613
California Statewide Communities Development Authority Revenue		
(Aspire Public Schools Project) 6.00% 7/1/40	995,000	1,020,711
(California Baptist University Project)		
7.50% 11/1/41	1,000,000	1,161,400
Series A 5.50% 11/1/38	2,000,000	2,024,160
Chattanooga, Tennessee Health Educational & Housing Facilities Board Revenue		
(CDFI Phase I, LLC Project) Series A 5.125% 10/1/35	1,000,000	1,007,700

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Education Revenue Bonds (continued)		
Chattanooga, Tennessee Health Educational & Housing Facilities Board Revenue		
(CDFI Phase I, LLC Project) Subordinate Series B 6.00% 10/1/35	1,500,000	$ 1,520,580
Clifton, Texas Higher Education Finance Corporation Revenue		
(Idea Public Schools) 5.75% 8/1/41	1,000,000	1,092,770
(Uplift Education) Series A 6.25% 12/1/45	1,000,000	1,119,250
Colorado Educational & Cultural Facilities Authority		
(Charter School - Community Leadership Academy) 7.45% 8/1/48	2,000,000	2,142,720
County of Kanawha West Virginia		
(West Virginia University Foundation Project) 6.75% 7/1/45	2,500,000	2,718,175
District of Columbia Revenue		
(KIPP Charter School) 6.00% 7/1/48	1,450,000	1,621,317
District of Columbia Student Dormitory Revenue		
(Provident Group - Howard Properties) 5.00% 10/1/35	2,500,000	2,539,875
East Hempfield Township, Pennsylvania Industrial Development Authority		
(Student Services Income - Student Housing Project) 5.00% 7/1/30	1,000,000	1,047,760
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue		
(Riverside Military Academy Project)		
5.125% 3/1/27	2,800,000	2,650,368
5.125% 3/1/37	2,000,000	1,750,480
Hawaii State Department of Budget & Finance		
(Hawaii University) Series A 6.875% 7/1/43	2,000,000	2,148,220
Idaho Housing & Financing Association Nonprofit Facilities Revenue		
(North Star Charter School Project) Series A 9.50% 7/1/39	1,000,000	650,060
Illinois Finance Authority Charter School Revenue		
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,151,930
Illinois Finance Authority Revenue		
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,056,590
Illinois Finance Authority Student Housing Revenue		
(Dekalb II - Northern Illinois University Project) 6.875% 10/1/43	1,000,000	1,154,890

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Education Revenue Bonds (continued)		
Indiana State Finance Authority Revenue Educational Facilities		
(Drexel Foundation - Thea Bowman Academy Charter School) Series A 7.00% 10/1/39	1,000,000	$ 1,012,880
Iowa Higher Education Loan Authority Revenue		
(Private College Facilities) 6.00% 9/1/39	1,170,000	1,190,042
Louisiana Public Facilities Authority Revenue		
(Lake Charles Charter Academy Foundation Project) 8.00% 12/15/41	1,500,000	1,645,500
(Southwest Louisiana Charter Academy Foundation Project) Series A 8.375% 12/15/43	2,500,000	2,657,800
Marietta, Georgia Development Authority Revenue		
(Life University Income Project) 7.00% 6/15/39	2,845,000	2,895,072
Maryland State Economic Development Corporation Student Housing Revenue		
(University of Maryland College Park Projects) 5.75% 6/1/33	1,130,000	1,215,236
Maryland State Health & Higher Educational Facilities Authority Revenue		
(Patterson Park Public Charter School) Series A 6.125% 7/1/45	1,000,000	1,033,160
Massachusetts Health & Educational Facilities Authority Revenue		
(Springfield College) 5.625% 10/15/40	1,000,000	1,072,100
Massachusetts State Development Finance Agency Revenue		
(Harvard University) Series B-1 5.00% 10/15/20	1,510,000	1,830,497
Michigan Finance Authority Limited Obligation Revenue		
(Public School Academy) (Old Redford) Series A 6.50% 12/1/40	900,000	900,936
(Public School Academy) (University Learning) 7.50% 11/1/40	1,000,000	1,089,660
(Public School Academy) (Voyageur) 8.00% 7/15/41	1,250,000	1,212,225
Michigan Public Educational Facilities Authority Revenue		
(Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	987,611
Minnesota Higher Education Facilities Authority Revenue		
(Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	1,023,500
New Jersey Economic Development Authority Revenue		
(Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,645,845
New Jersey State Higher Education Student Assistance Authority Student Loan Revenue		
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,322,713

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Education Revenue Bonds (continued)		
North Texas Education Finance Revenue		
(Uplift Education) Series A 5.25% 12/1/47	2,100,000	$ 2,220,183
Oregon State Facilities Authority Revenue		
(Concordia University Project)		
Series A 144A 6.125% 9/1/30 #	1,000,000	1,054,260
Series A 144A 6.375% 9/1/40 #	500,000	533,200
Pennsylvania State Higher Educational Facilities Authority Revenue		
(Edinboro University Foundation) 5.80% 7/1/30	1,300,000	1,369,368
(Edinboro University) 6.00% 7/1/42	1,000,000	1,035,500
(Foundation Indiana University) Series A 0.806% 7/1/39 (SGI)•	2,400,000	1,677,168
Philadelphia, Pennsylvania Authority for Industrial Development Revenue		
(1st Philadelphia Preparatory) 7.25% 6/15/43	1,230,000	1,287,970
(Discovery Charter School Project)		
5.875% 4/1/32	450,000	459,581
6.25% 4/1/37	200,000	208,136
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,043,960
(Green Woods Charter School) Series A 5.75% 6/15/42	1,600,000	1,523,104
(New Foundation Charter School Project) 6.625% 12/15/41	1,000,000	1,061,310
(Tacony Academy Charter School Project) 7.00% 6/15/43	1,540,000	1,595,147
Phoenix, Arizona Industrial Development Authority Revenue		
(Choice Academies Project)		
5.375% 9/1/32	1,000,000	941,170
5.625% 9/1/42	600,000	561,006
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	450,000	399,101
(Legacy Traditional Schools Project) Series A 144A 6.75% 7/1/44 #	1,500,000	1,551,420
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,101,560
Pima County, Arizona Industrial Development Authority Revenue		
(Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	1,879,440
Private Colleges & Universities Authority, Georgia Revenue		
(Mercer University) Series A 5.00% 10/1/32	1,005,000	1,049,130
Provo, Utah Charter School Revenue		
(Freedom Academy Foundation Project) 5.50% 6/15/37	910,000	862,243

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Education Revenue Bonds (continued)		
San Juan, Texas Higher Education Finance Authority Education Revenue		
(Idea Public Schools) Series A 6.70% 8/15/40	2,000,000	$ 2,316,900
Texas A&M University Revenue		
Series B 5.00% 5/15/21	4,040,000	4,908,075
Utah State Charter School Finance Authority Revenue		
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,368,200
Wisconsin Public Finance Authority Revenue		
(Roseman University Health Sciences Project) 5.75% 4/1/42	2,000,000	2,050,500
Wyoming Community Development Authority Student Housing Revenue		
(CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,092,810
Yonkers, New York Economic Development Corporation Education Revenue		
(Charter School Educational Excellence) 6.25% 10/15/40	595,000	621,275
		104,234,000
Healthcare Revenue Bonds – 25.71%		
Abag, California Finance Authority for Nonprofit Corporations		
(Episcopal Senior Communities) 6.125% 7/1/41	1,650,000	1,839,651
Alachua County, Florida Health Facilities Authority		
(Oak Hammock University)		
Series A 8.00% 10/1/42	1,000,000	1,171,360
Series A 8.00% 10/1/46	1,500,000	1,753,545
Apple Valley, Minnesota Economic Development Authority Health Care Revenue		
(Augustana Home St. Paul Project) Series A 6.00% 1/1/40	1,000,000	1,009,400
Bexar County, Texas Health Facilities Development Corporation Revenue		
(Army Retirement Residence Project) 5.875% 7/1/30	1,000,000	1,071,900
Brevard County, Florida Health Facilities Authority Revenue		
(Health First Inc. Project) 7.00% 4/1/39	3,500,000	4,065,775
Butler County, Pennsylvania Hospital Authority Revenue		
(Butler Health System Project) 7.125% 7/1/29	900,000	1,068,282
California Municipal Finance Authority Revenue		
(Eisenhower Medical Center) Series A 5.75% 7/1/40	1,000,000	1,067,230
California Statewide Communities Development Authority Revenue		
(BE Group) 7.25% 11/15/41	500,000	578,435

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Healthcare Revenue Bonds (continued)		
California Statewide Communities Development Authority Revenue		
(Kaiser Permanente) Series A 5.00% 4/1/42	1,000,000	$ 1,083,440
Camden County, New Jersey Improvement Authority Revenue		
(Cooper Health System Obligation Group) 5.75% 2/15/42	2,500,000	2,732,325
Chesterfield County, Virginia Economic Development Authority Revenue		
(1st Mortgage - Brandermill Woods Project) 5.125% 1/1/43	1,530,000	1,521,401
City of Rochester Minnesota		
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,715,200
Cleveland - Cuyahoga County, Ohio Port Authority Revenue Senior Housing		
(St. Clarence - Geac) Series A 6.25% 5/1/38	1,000,000	972,750
Colorado Health Facilities Authority Revenue		
(American Baptist) 8.00% 8/1/43	2,500,000	2,916,550
(Christian Living Community Project) Series A 5.75% 1/1/37	1,990,000	2,027,372
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	500,000	551,005
(School Health Systems) Series A 5.00% 1/1/44	1,000,000	1,087,660
Cumberland County, Pennsylvania Municipal Authority Revenue		
(Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	1,578,480
(Diakon Lutheran Ministries Project)		
5.00% 1/1/36	1,000,000	1,016,920
6.375% 1/1/39	1,000,000	1,088,090
Duluth, Minnesota Economic Development Authority Revenue		
(St. Luke's Hospital Authority Obligation Group) 5.75% 6/15/32	3,750,000	3,968,587
East Rochester, New York Housing Authority Revenue		
(Senior Living - Woodland Village Project) 5.50% 8/1/33	1,200,000	1,184,520
Florida Development Finance		
(UF Health - Jacksonville Project) Series A 6.00% 2/1/33	2,375,000	2,560,464
Hanover County, Virginia Economic Development Authority Residential Care Revenue		
(Covenant Woods) Series A 5.00% 7/1/42	1,735,000	1,669,105
Hawaii Pacific Health Special Purpose Revenue		
Series A 5.50% 7/1/40	1,250,000	1,353,163

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Healthcare Revenue Bonds (continued)		
Hawaii State Department of Budget & Finance Special Purpose Senior Living Revenue		
(15 Craigside Project) Series A 9.00% 11/15/44	1,000,000	$ 1,173,870
(Hawaii Pacific Health Obligation) Series A 5.50% 7/1/43	2,990,000	3,356,604
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,074,080
Illinois Finance Authority Revenue		
(Admiral at Lake Project) 8.00% 5/15/46	1,500,000	1,498,035
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,723,148
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,247,910
(Silver Cross & Medical Centers) 7.00% 8/15/44	3,565,000	4,018,432
Indiana Finance Authority Revenue		
(King's Daughters Hospital & Health)		
5.50% 8/15/40	1,000,000	1,040,590
5.50% 8/15/45	1,000,000	1,038,750
(Marquette Project) 5.00% 3/1/39	1,250,000	1,285,487
Iowa Finance Authority		
(Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,389,225
Kentucky Economic Development Finance Authority Hospital Revenue		
(Owensboro Medical Health System) Series A 6.50% 3/1/45	4,965,000	5,576,539
Kentwood, Michigan Economic Development Corporation Revenue		
(Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,270,187
Koyukuk, Alaska Revenue		
(Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41	1,750,000	1,925,525
Lake County, Florida Indivdual Development Revenue		
(Cranes View Lodge Project) Series A 7.125% 11/1/42	3,000,000	2,969,100
Lancaster County, Pennsylvania Hospital Authority Revenue		
(Brethren Village Project) Series A 6.375% 7/1/30	725,000	760,003
Lebanon County, Pennsylvania Health Facilities Authority Center Revenue		
(Pleasant View Retirement) Series A 5.30% 12/15/26	1,000,000	1,004,350
Louisiana Public Facilities Authority Revenue		
(Ochsner Clinic Foundation Project) 6.50% 5/15/37	1,705,000	1,973,964
Lucas County, Ohio Health Care Facilities Revenue		
(Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,086,540
Lucas County, Ohio Improvement		
(Lutheran Homes) Series A 7.00% 11/1/45	3,000,000	3,281,100

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Healthcare Revenue Bonds (continued)		
Maine Health & Higher Educational Facilities Authority Revenue		
(Maine General Medical Center) 6.75% 7/1/41	1,700,000	$ 1,870,272
Martin County, Florida Health Facilities Authority Revenue		
(Martin Memorial Medical Center) 5.50% 11/15/42	1,000,000	1,074,540
Maryland State Health & Higher Educational Facilities Authority Revenue		
(Doctors Community Hospital) 5.75% 7/1/38	1,500,000	1,549,995
Michigan State Strategic Fund Limited Revenue		
(Evangelical Homes) 5.50% 6/1/47	2,750,000	2,793,560
Missouri State Health & Educational Facilities Authority Revenue		
(Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,099,420
Montgomery County, Pennsylvania Industrial Development Authority Revenue		
(Meeting - Whitemarsh Continuing Care) 6.25% 2/1/35	2,500,000	2,530,975
Muskingum County, Ohio Hospital Facilities Revenue		
(Genesis Healthcare System Project) 5.00% 2/15/44	3,000,000	2,954,130
New Hampshire Health & Education Facilities Authority		
(Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,524,707
New Jersey Health Care Facilities Financing Authority Revenue		
(Barnabas Helath Services)		
Series A 4.00% 7/1/26	980,000	1,021,964
Series A 5.00% 7/1/25	170,000	191,775
(St. Joseph's Healthcare System) 6.625% 7/1/38	860,000	931,475
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,884,221
(Trinitas Hospital Obligation Group) Series A 5.25% 7/1/30	1,240,000	1,271,136
New York State Dormitory Authority Revenue Non State Supported Debt		
(Orange Regional Medical Center) 6.25% 12/1/37	5,000,000	5,157,800
North Carolina Medical Care Commission Health Care Facilities Revenue		
(First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,565,600
(First Mortgage - Presbyterian Homes) 5.60% 10/1/36	1,000,000	1,004,910
Northampton County, Pennsylvania Industrial Development Authority Revenue		
(Morningstar Senior Living) 5.00% 7/1/36	2,000,000	2,018,460
Onondaga, New York Civic Development Revenue		
(St. Joseph's Hospital Health Center)		
4.50% 7/1/32	1,000,000	968,670
5.00% 7/1/16	1,000,000	1,043,840

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Healthcare Revenue Bonds (continued)		
Onondaga, New York Civic Development Revenue (St. Joseph's Hospital Health Center)		
5.00% 7/1/17	1,945,000	$ 2,051,742
5.125% 7/1/31	1,000,000	1,025,810
Orange County, New York Funding Corporation Assisted Living Residence Revenue		
6.50% 1/1/46	4,000,000	3,787,680
Palm Beach County, Florida Health Facilities Authority (Sinai Residences Boca Raton Project)		
7.25% 6/1/34	285,000	317,527
Series A 7.50% 6/1/49	1,420,000	1,584,976
Pennsylvania Economic Development Financing Authority Health System Revenue (Albert Einstein Healthcare) Series A 6.25% 10/15/23	1,100,000	1,242,582
Salem, Oregon Hospital Facility Authority Revenue (Capital Manor Inc.) 6.00% 5/15/47	1,500,000	1,580,010
San Buenaventura, California Revenue 7.50% 12/1/41	4,475,000	5,187,509
South Carolina Jobs - Economic Development Authority Hospital Revenue (Palmetto Health) 5.75% 8/1/39	915,000	989,499
Southwestern Illinois Development Authority Revenue (Memorial Group Inc.)		
7.125% 11/1/30	1,420,000	1,560,722
7.125% 11/1/43	2,500,000	2,662,950
St. Johns County, Florida Industrial Development Authority Revenue (Presbyterian Retirement) Series A 5.875% 8/1/40	1,000,000	1,079,430
St. Louis Park, Minnesota Health Care Facilities Revenue (Park Nicollet Health Services) 5.75% 7/1/39	500,000	543,725
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue (Health East Project) 6.00% 11/15/30	2,000,000	2,056,360
Suffolk County, New York Economic Development Corporation Revenue (Peconic Landing Southland) 6.00% 12/1/40	575,000	630,281
Tempe, Arizona Industrial Development Authority Revenue (Friendship Village) Series A 6.25% 12/1/46	500,000	523,040
Travis County, Texas Health Facilities Development Corporation Revenue (Westminister Manor Project) 7.125% 11/1/40	1,000,000	1,127,390
Vermont Economic Development Authority Revenue (Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,132,351

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Healthcare Revenue Bonds (continued)		
Washington State Health Care Facilities Authority Revenue		
(Multicare Health System) Series B		
6.00% 8/15/39 (ASSURED GTY)	1,250,000	$ 1,435,687
Wayzata, Minnesota Senior Housing Revenue		
(Folkestone Senior Living Community)		
Series A 5.50% 11/1/32	270,000	290,723
Series A 5.75% 11/1/39	600,000	648,054
Series A 6.00% 5/1/47	920,000	1,002,147
West Virginia Hospital Finance Authority Revenue		
(Highland Hospital Obligation Group) 9.125% 10/1/41	3,000,000	3,070,770
Winchester, Virginia Industrial Development Authority Residential Care Facility Revenue		
(Westminster-Canterbury Project) Series A		
5.30% 1/1/35	1,000,000	1,005,280
Wisconsin Health & Educational Facilities Authority Revenue		
(Sauk-Prairie Memorial Hospital Inc.) Series A		
5.125% 2/1/38	1,870,000	1,804,026
		155,143,770
Housing Revenue Bonds – 1.87%		
California Municipal Finance Authority Mobile Home Park Revenue		
(Caritas Affordable Housing) Senior Series A		
5.25% 8/15/39	1,200,000	1,253,868
(Caritas Projects)		
Senior Series A 5.50% 8/15/47	1,500,000	1,582,380
Senior Series A 6.40% 8/15/45	1,820,000	1,977,430
City of Williston North Dakota		
(Eagle Crest Apartments LLC Project) 7.75% 9/1/38	2,515,000	2,610,268
Independent Cities Finance Authority		
Series A 5.25% 5/15/44	750,000	774,053
Series A 5.25% 5/15/49	3,000,000	3,075,510
		11,273,509
Lease Revenue Bonds – 4.09%		
California Municipal Finance Authority Revenue		
(Goodwill Industry Sacramento Valley and Northern Nevada Project)		
Series A 6.625% 1/1/32	500,000	530,025
Series A 6.875% 1/1/42	1,500,000	1,592,070
California Statewide Communities Development Authority Revenue		
(Lancer Plaza Project) 5.875% 11/1/43	1,875,000	1,932,300

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Lease Revenue Bonds (continued)		
Capital Trust Agency, Florida Revenue		
(Air Cargo - Aero Miami) Series A 5.35% 7/1/29	950,000	$ 1,042,007
District of Columbia Revenue		
(Center of Strategic & International Studies) 6.625% 3/1/41	2,235,000	2,347,376
Public Finance Authority, Wisconsin Airport Facilities Revenue		
(AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	3,775,000	3,679,757
(Senior Obligation Group) 5.00% 7/1/42 (AMT)	4,000,000	4,058,280
Virginia Public Building Authority		
Series B 5.00% 8/1/20	6,970,000	8,361,630
Wise County, Texas		
(Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,178,160
		24,721,605
Local General Obligation Bonds – 1.86%		
City of New York, New York		
Series E 5.00% 8/1/20	3,615,000	4,315,659
County of Prince George's, Maryland		
(Construction Public Improvement) Series B 5.00% 9/15/20	3,190,000	3,862,675
Ramsey County, Minnesota Capital Improvement Plan		
Series A 5.00% 2/1/20	2,530,000	3,034,710
		11,213,044
Pre-Refunded Bonds – 0.44%§		
Lancaster Redevelopment Agency, California		
(Redevelopment Project) 6.875% 8/1/39-19	285,000	366,316
New Jersey State Economic Development Authority Revenue		
(Cigarette Tax) 5.75% 6/15/34-14	965,000	967,258
New Jersey State Educational Facilities Authority Revenue		
(University of Medicine & Dentistry) Series B 7.50% 12/1/32-19	1,000,000	1,306,140
		2,639,714
Resource Recovery Revenue Bonds – 0.77%		
Mission Economic Development Corporation, Texas Revenue		
(Dallas Clean Energy McCommas) 6.875% 12/1/24 (AMT)	1,000,000	1,050,620
Phoenix, Arizona Industrial Development Authority Revenue		
(Vieste SPE LLC) Series A 5.50% 4/1/43 (AMT)	3,550,000	3,630,727
		4,681,347

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Special Tax Revenue Bonds – 8.94%		
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue		
Series A 5.00% 5/1/42	1,475,000	$ 1,512,259
Anne Arundel County, Maryland Special Obligation Revenue		
(National Business Park - North Project) 6.10% 7/1/40	1,725,000	1,843,853
Baltimore, Maryland Convention Center Hotel Revenue Subordinated		
Series B 5.875% 9/1/39	1,000,000	1,011,750
Brooklyn Arena Local Development, New York Pilot Revenue		
(Barclays Center Project)		
6.25% 7/15/40	5,500,000	6,070,900
6.50% 7/15/30	1,175,000	1,329,172
California Statewide Communities Development Authority Revenue		
(Inland Regional Center Project) 5.375% 12/1/37	6,220,000	6,454,743
County of Howard, Maryland		
(Annapolis Junction Town Center Project)		
5.80% 2/15/34	725,000	769,551
6.10% 2/15/44	1,420,000	1,507,429
Dutchess County, New York Local Development Corporation Revenue		
(Anderson Center Services Inc. Project) 6.00% 10/1/30	2,000,000	2,070,540
Farms New Kent, Virginia Community Development Authority Special Assessment		
Series C 5.80% 3/1/36 @‡	1,000,000	529,670
Henderson, Nevada Local Improvement Districts #T-18		
5.30% 9/1/35	470,000	385,837
Lancaster Redevelopment Agency, California		
(Redevelopment Project) 6.875% 8/1/39	215,000	249,856
Midtown Miami, Florida Community Development District		
(Parking Garage Project) Series A 5.00% 5/1/37	1,250,000	1,267,125
Mosaic District, Virginia Community Development Authority Revenue		
Series A 6.875% 3/1/36	1,500,000	1,726,980
Nampa Development Corporation, Idaho Revenue		
144A 5.00% 9/1/31 #	2,940,000	3,157,531
5.90% 3/1/30	2,000,000	2,164,060
New Jersey Transportation Trust Fund Authority Revenue		
(Transportation Program) Series AA 5.00% 6/15/44	1,825,000	1,963,007

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Special Tax Revenue Bonds (continued)		
New York City Transitional Finance Authority Future Tax Secured Revenue		
(Sub - Future Tax Secured - Fiscal) Series A-1 5.00% 11/1/19	1,525,000	$ 1,820,271
New York City, New York Industrial Development Agency (Pilot - Queens Baseball Stadium)		
5.00% 1/1/22 (AMBAC)	1,000,000	1,041,150
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,206,290
New York City, New York Industrial Development Agency Civic Facility Revenue		
(YMCA of Greater New York Project) 5.00% 8/1/36	1,870,000	1,901,958
Norco, California Redevelopment Agency Tax Allocation		
(Area #1 Project) 6.00% 3/1/36	1,000,000	1,103,150
Northampton County, Pennsylvania Industrial Development Authority		
(Route 33 Project) 7.00% 7/1/32	2,770,000	2,974,260
Overland Park, Kansas Special Obligation Revenue		
(Prairiefire-Lionsgate Project) 6.00% 12/15/32	3,000,000	2,924,640
Regional Transportation, Colorado District Revenue		
(Denver Transit Partners) 6.00% 1/15/41	1,000,000	1,101,940
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement		
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,205,304
Roseville Westpark, California Community Facilities District No. 1		
(Public Facilities) 5.25% 9/1/37	600,000	607,890
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue		
(Shoppes at North Village Project)		
Series A 5.375% 11/1/24 @	1,000,000	1,000,380
Series A 5.50% 11/1/27 @	500,000	500,055
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement		
(Grand Center Redevelopment Project) 6.375% 12/1/25	1,200,000	1,262,244
Winter Garden Village at Fowler Groves Community Development District, Florida Special Assessment Revenue		
5.65% 5/1/37	895,000	914,019
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue		
(Capital Appreciation) Sales Tax Subordinate Lien 6.07% 6/1/21 ^	550,000	381,799
		53,959,613

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
State General Obligation Bonds – 1.92%		
State of Hawaii		
Series EH 5.00% 8/1/20	5,000,000	$ 5,995,050
State of Minnesota		
(Trunk Highway) Series B 5.00% 10/1/21	2,600,000	3,175,328
State of New York		
Series A 5.25% 2/15/24	2,000,000	2,441,940
		11,612,318
Transportation Revenue Bonds – 9.35%		
Central Texas Regional Mobility Authority Revenue		
Senior Lien 6.00% 1/1/41	1,890,000	2,101,113
Subordinate Lien 6.75% 1/1/41	1,000,000	1,148,450
Foothill-Eastern Transportation Corridor Agency, California		
Series A 5.75% 1/15/46	5,000,000	5,650,400
Series A 6.00% 1/15/49	5,440,000	6,231,629
Houston, Texas Airport System Revenue Subordinate Lien		
Series A 5.00% 7/1/25 (AMT)	1,000,000	1,127,150
Kentucky Public Transportation Infrastructure Authority		
(1st Tier - Downtown Crossing)		
Series A 5.75% 7/1/49	3,000,000	3,306,420
Series A 6.00% 7/1/53	1,290,000	1,443,549
Maryland State Economic Development Revenue		
(Transportation Facilities Project) Series A 5.75% 6/1/35	1,400,000	1,491,168
Metropolitan Washington Airports Authority		
(Dulles Metrorail and Capital) 5.00% 10/1/53	4,975,000	5,199,074
New York State Thruway Authority Revenue		
Series A 5.00% 5/1/19	2,765,000	3,230,654
Port Authority of New York & New Jersey Special Project		
(JFK International Air Terminal) 6.00% 12/1/42	1,970,000	2,199,603
Riverside County, California Transportation Senior Lien		
Series A 5.75% 6/1/48	1,000,000	1,102,980
Sacramento County, California Airport System Revenue		
(PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,155,340
San Francisco, California City & County Airports Commission		
Series A 5.50% 5/1/27 (AMT)	1,915,000	2,170,212
St. Louis, Missouri Airport Revenue		
(Lambert-St. Louis International) Series A-1 6.625% 7/1/34	1,090,000	1,257,271
Texas Private Activity Bond Surface Transportation Corporate Senior Lien		
(LBJ Infrastructure)		
7.00% 6/30/40	7,000,000	8,352,890

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Transportation Revenue Bonds (continued)		
Texas Private Activity Bond Surface Transportation Corporate Senior Lien		
(LBJ Infrastructure)		
7.50% 6/30/33	500,000	$ 616,420
(NTE Mobility)		
6.75% 6/30/43	1,815,000	2,205,534
6.875% 12/31/39	4,055,000	4,765,963
7.00% 12/31/38	1,335,000	1,659,632
		56,415,452
Water & Sewer Revenue Bonds – 4.73%		
California Pollution Control Financing Authority Water Revenue		
144A 5.00% 11/21/45 (AMT)#	4,135,000	4,228,947
County of Jefferson, Alabama Sewer Revenue		
(Senior Lien - Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,704,900
(Sub Lien-Warrants)		
Series D 6.50% 10/1/53	8,500,000	9,674,530
Series D 7.00% 10/1/51	5,000,000	5,916,850
New York State Environmental Facilities		
(Revolving Funds - New York City Municipal Water)		
Series D 5.00% 6/15/20	5,000,000	6,020,400
		28,545,627
Total Municipal Bonds (cost $553,432,001)		**586,268,368**
Short-Term Investments – 0.45%		
Variable Rate Demand Notes – 0.45%¤		
Arizona Health Facilities Authority (Health Care - Southwest Health)		
0.06% 12/1/24 (LOC - JPMorgan Chase Bank N.A.)	300,000	300,000
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System)		
0.03% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	1,500,000	1,500,000
Phoenix Industrial Development Authority (Southwest Human Development Project)		
0.16% 4/1/28 (LOC - Wells Fargo Bank N.A.)	230,000	230,000
St. Paul Housing & Redevelopment Authority (Minnesota Public Radio Project)		
0.05% 5/1/22 (LOC - JPMorgan Chase Bank N.A.)	425,000	425,000
Tarrant County Cultural Education Facilities Finance (Methodist Hospitals Dallas)		
0.02% 10/1/41 (LOC - JPMorgan Chase Bank N.A.)	250,000	250,000
Total Short-Term Investments (cost $2,705,000)		**2,705,000**

Total Value of Securities – 97.59% (cost $556,137,001)	$588,973,368
Receivables and Other Assets Net of Liabilities – 2.41%	14,544,971
Net Assets – 100.00%	**$603,518,339**

\# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2014, the aggregate value of Rule 144A securities was $15,675,958 which represented 2.60% of the Fund's net assets. See Note 3 in "Notes."

@ Illiquid security. At May 31, 2014, the aggregate value of illiquid securities was $2,030,105, which represented 0.34% of the Fund's net assets. See Note 3 in "Notes."

¤ Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of May 31, 2014.

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡ Non-income producing security. Security is currently in default.

• Variable rate security. The rate shown is the rate as of May 31, 2014. Interest rates reset periodically.

^ Zero coupon security. The rate shown is the yield at the time of purchase.

§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

Summary of abbreviations:

AGM – Insured by Assured Guaranty Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
CDFI – Community Development Financial Institutions
LOC – Letter of Credit
SGI – Insured by Syncora Guarantee Inc.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware National High-Yield Municipal Bond Fund (Fund). This report covers the period of time since the Fund's last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken for all open federal income tax years (Aug. 31, 2010–Aug. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund's financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net

investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At May 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$556,137,001
Aggregate unrealized appreciation	$ 35,336,368
Aggregate unrealized depreciation	(2,500,001)
Net unrealized appreciation	$ 32,836,367

For federal income tax purposes, at Aug. 31, 2013, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $355,701 expires in 2015 and $374,735 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character	
Short-term	$8,043,373
Long-term	1,239,087

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 – Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 – Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 – Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of May 31, 2014:

	Level 2
Municipal Bonds	$586,268,368
Short-Term Investments	2,705,000
Total	$588,973,368

During the period ended May 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At May 31, 2014, there were no Level 3 investments.

3. Geographic, Credit, and Market Risks

The Fund concentrates its investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issuers in U.S. territories such as Puerto Rico, the U.S. Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes. The value of the Fund's investments may be adversely affected by new legislation within the U.S. states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their

obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2014, 1.34% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

As of May 31, 2014, the Fund invested in municipal bonds issued by the states of California and New York that constituted approximately 14.51% and 10.13%, respectively, of the Fund's portfolio. These investments could make the Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor's Financial Services LLC (S&P) and lower than Baa3 by Moody's Investors Service, Inc. (Moody's), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will

often receive a rating of AAA from Moody's, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. Rule 144A securities and illiquid securities have been identified on the schedule of investments.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2014 that would require recognition or disclosure in the Fund's schedule of investments.

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.93%		
Corporate Revenue Bonds – 3.88%		
Chula Vista Industrial Development Revenue		
(San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	$ 1,154,710
Golden State Tobacco Securitization Settlement Revenue		
(Asset-Backed Senior Notes)		
Series A-1 5.125% 6/1/47	1,000,000	778,640
Series A-1 5.75% 6/1/47	2,035,000	1,718,211
		3,651,561
Education Revenue Bonds – 10.84%		
California Educational Facilities Authority Revenue		
(Woodbury University) 5.00% 1/1/36	1,000,000	980,550
California Municipal Finance Authority Educational Revenue		
(American Heritage Education Foundation Project) Series A 5.25% 6/1/36	1,000,000	962,150
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,357,227
California School Finance Authority		
(Partnerships to Uplift Communities Valley Project) Series A 6.75% 8/1/44	1,000,000	1,082,920
California State Educational Facilities Authority		
(University of Southern California) Series A 5.00% 10/1/23	1,000,000	1,247,070
California Statewide Communities Development Authority Charter School Revenue		
(Green Dot Public Schools) Series A 7.25% 8/1/41	800,000	895,504
California Statewide Communities Development Authority Revenue		
(Aspire Public Schools Project) 6.00% 7/1/40	1,000,000	1,025,840
(California Baptist University) Series A 6.125% 11/1/33	750,000	818,617
(University of California East Irvine Campus Apartments) 5.375% 5/15/38	1,000,000	1,073,050
Mt. San Antonio Community College District Convertible Capital Appreciation Election 2008		
5.875% 8/1/28	1,000,000	761,880
		10,204,808
Electric Revenue Bonds – 6.09%		
Anaheim Public Financing Authority Electric System District Facilities		
Series A 5.00% 10/1/25	800,000	921,272
Imperial Irrigation District Electric System Revenue		
Series A 5.25% 11/1/24	500,000	576,900
Series B 5.00% 11/1/36	250,000	269,970
Series C 5.25% 11/1/31	1,175,000	1,306,905

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Electric Revenue Bonds (continued)		
Los Angeles Department of Water & Power		
Series B 5.00% 7/1/26	500,000	$ 597,450
Southern California Public Power Authority Revenue		
(Transmission Project) Series A 5.00% 7/1/22	1,000,000	1,163,640
Turlock Irrigation District Revenue		
Series A 5.00% 1/1/30	830,000	902,965
		5,739,102
Healthcare Revenue Bonds – 15.31%		
Abag Finance Authority for Nonprofit Corporations		
(Episcopal Senior Communities) 6.125% 7/1/41	850,000	947,699
(Sharp Health Care)		
6.25% 8/1/39	1,000,000	1,162,050
Series A 5.00% 8/1/26	300,000	340,623
Series A 5.00% 8/1/27	300,000	336,888
Series A 5.00% 8/1/28	250,000	278,757
California Health Facilities Financing Authority Revenue		
(Catholic Health Care West)		
Series A 6.00% 7/1/39	855,000	956,942
Series E 5.625% 7/1/25	1,000,000	1,128,980
Series G 5.25% 7/1/23	1,000,000	1,003,840
(Children's Hospital Los Angles) Series A 5.00% 11/15/34	1,000,000	1,052,080
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,158,470
(Sutter Health Care) Series D 5.25% 8/15/31	1,000,000	1,136,850
California Statewide Communities Development Authority Revenue		
(BE Group) 7.25% 11/15/41	500,000	578,435
(Covenant Retirement Communities) 5.625% 12/1/36	1,000,000	1,066,290
(Episcopal Communities & Services)		
5.00% 5/15/27	500,000	542,165
5.00% 5/15/32	600,000	639,276
(Kaiser Permanente) Series A 5.00% 4/1/19	1,000,000	1,176,720
San Buenaventura Community Memorial Health Systems		
7.50% 12/1/41	785,000	909,988
		14,416,053
Housing Revenue Bonds – 4.36%		
California Municipal Finance Authority Mobile Home Park Revenue		
(Caritas Projects) Series A 6.40% 8/15/45	985,000	1,070,203

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Housing Revenue Bonds (continued)		
California Statewide Communities Development Multifamily Housing Authority Revenue (Silver Ridge Apartments) Series H 5.80% 8/1/33 (FNMA) (AMT) •	1,000,000	$ 1,002,380
Independent Cities Finance Authority Series A 5.25% 5/15/44	1,000,000	1,032,070
Santa Clara County Multifamily Housing Authority Revenue (Rivertown Apartments project) Series A 5.85% 8/1/31 (AMT)	1,000,000	1,000,560
		4,105,213
Lease Revenue Bonds – 10.99%		
Abag Finance Authority for Nonprofit Corporations (Jackson Laboratory) 5.00% 7/1/37	1,000,000	1,062,440
California State Public Works Board Lease Revenue (California State Prisons Los Angeles) Series C 5.00% 10/1/26	1,000,000	1,145,480
(General Services Buildings 8 & 9) Series A 6.25% 4/1/34	1,000,000	1,182,690
Elsinore Valley Municipal Water District Series A 5.00% 7/1/24 (BHAC)	1,000,000	1,142,870
Golden State Tobacco Securitization Settlement Revenue (Enhanced Asset-Backed) Series A 5.00% 6/1/29	1,000,000	1,131,060
San Diego Public Facilities Financing Authority Lease Revenue (Master Project) Series A 5.25% 3/1/40	1,000,000	1,073,350
San Jose Financing Authority (Civic Center Project) Series A 5.00% 6/1/33	1,000,000	1,122,780
San Mateo Joint Powers Financing Authority Lease Revenue (Capital Projects) Series A 5.25% 7/15/26	1,000,000	1,155,360
Ventura County Public Financing Authority Revenue Series A 5.00% 11/1/33	1,200,000	1,336,260
		10,352,290
Local General Obligation Bonds – 7.24%		
Anaheim School District Capital Appreciation Election 2002 4.58% 8/1/25 (NATL-RE) ^	1,000,000	635,460
Bonita Unified School District Election 2008 Series B 5.25% 8/1/28	800,000	926,768
Central Unified School District Election 2008 Series A 5.625% 8/1/33 (ASSURED GTY)	1,000,000	1,136,380
Grossmont Union High School District Election 2004 5.00% 8/1/33	1,000,000	1,075,400

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Local General Obligation Bonds (continued)		
Pittsburg Unified School District Financing Authority Revenue (Pittsburg Unified School District Building Program) 5.50% 9/1/46 (AGM)	800,000	$ 900,752
Santa Barbara Community College District Election 2008 Series A 5.25% 8/1/33	1,000,000	1,136,270
Sierra Joint Community College District No. 2 (Western Nevada) Series A 5.25% 8/1/21 (BHAC) (FGIC)	1,000,000	1,008,630
		6,819,660
Pre-Refunded Bonds – 4.37%§		
California State Public Works Board Lease Revenue (Regents University) Series G 5.00% 12/1/25-21	1,380,000	1,702,782
California Statewide Communities Development Authority Revenue (Viewpoint School Project) 5.75% 10/1/33-14 (ACA)	1,000,000	1,018,690
Fairfield-Suisun Unified School District Financing Election 2002 5.50% 8/1/28-14 (NATL-RE)	500,000	504,550
Grossmont Union High School District Election 2004 5.00% 8/1/23-15 (NATL-RE)	500,000	528,475
Lancaster Redevelopment Agency (Combined Redevelopment Project Areas) 6.875% 8/1/39-19	285,000	366,316
		4,120,813
Resource Recovery Revenue Bonds – 1.18%		
South Bayside Waste Management Authority Revenue (Shoreway Environmental Center) Series A 6.00% 9/1/36	1,000,000	1,114,630
		1,114,630
Special Tax Revenue Bonds – 13.41%		
California State Economic Recovery Series A 5.00% 7/1/19	1,000,000	1,193,210
California Statewide Communities Development Authority Revenue (Inland Regional Center Project) 5.375% 12/1/37	1,350,000	1,400,949
Commerce Joint Powers Financing Authority Revenue (Redevelopment Project) Series A 5.00% 8/1/28 (RADIAN)	940,000	940,583
Fremont Community Facilities District No. 1 (Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	1,007,960

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Special Tax Revenue Bonds (continued)		
Glendale Redevelopment Agency Tax Allocation Revenue (Central Glendale Redevelopment Project) 5.50% 12/1/24	1,000,000	$ 1,059,720
Lancaster Redevelopment Agency (Combined Redevelopment Project Areas) 6.875% 8/1/39	215,000	249,856
Poway Redevelopment Agency Tax Allocation Revenue 5.75% 6/15/33 (NATL-RE)	270,000	270,475
Rancho Santa Fe Community Services District Financing Authority Revenue Superior Lien Series A 5.75% 9/1/30	800,000	901,544
Riverside County Redevelopment Agency Tax Allocation Housing Series A 6.00% 10/1/39	1,000,000	1,104,130
Roseville Westpark Special Tax Public Community Facilities District No. 1 5.25% 9/1/37	500,000	506,575
San Bernardino County Special Tax Community Facilities District No. 2002-1 5.90% 9/1/33	2,000,000	2,007,260
San Diego Redevelopment Agency Tax Allocation Revenue (Naval Training Center) Series A 5.75% 9/1/40	1,000,000	1,081,820
Virgin Islands Public Finance Authority Revenue (Senior Lien-Matching Fund Loan Note) Series A 5.00% 10/1/29	325,000	350,844
Yucaipa Special Tax Community Facilities District No. 98-1 (Chapman Heights) 5.375% 9/1/30	500,000	551,370
		12,626,296
State General Obligation Bonds – 6.81%		
California State		
5.25% 11/1/40	1,000,000	1,121,470
Various Purposes		
5.25% 3/1/30	1,000,000	1,158,360
5.25% 4/1/35	1,000,000	1,139,190
5.50% 4/1/18	1,000,000	1,175,140
6.00% 3/1/33	1,000,000	1,210,560
6.00% 4/1/38	515,000	608,581
		6,413,301
Transportation Revenue Bonds – 7.68%		
Bay Area Toll Authority Bridge Revenue (San Francisco Bay Area)		
Series F-1 5.25% 4/1/23	1,000,000	1,190,850
Series F-1 5.25% 4/1/27	800,000	943,600

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Transportation Revenue Bonds (continued)		
Los Angeles Department of Airports Subordinate (Los Angeles International Airport) Series B 5.00% 5/15/33	1,690,000	$ 1,877,337
Riverside County Transportation Commission Senior Lien Series A 5.75% 6/1/44	500,000	551,490
San Diego Redevelopment Agency (Centre City Redevelopment Project) Series A 6.40% 9/1/25	1,000,000	1,001,510
San Francisco Municipal Transportation Agency Revenue Series B 5.00% 3/1/37	1,500,000	1,666,065
		7,230,852
Water & Sewer Revenue Bonds – 6.77%		
California Pollution Control Financing Authority Water Revenue 144A 5.00% 11/21/45 (AMT) #	1,000,000	1,022,720
California State Department of Water Resources Systems Revenue (Central Valley Project) Series AG 5.00% 12/1/28	815,000	956,321
Los Angeles Wastewater System Revenue Series A 5.00% 6/1/34	1,000,000	1,142,770
San Diego Public Facilities Financing Authority Water Revenue Subordinate Series A 5.00% 8/1/29	1,000,000	1,160,810
San Francisco City & County Public Utilities Commission Water Revenue		
Series B 5.00% 11/1/26	800,000	938,352
(Water & Sewer Improvement) Subordinate Series A 5.00% 11/1/32	1,015,000	1,158,166
		6,379,139
Total Municipal Bonds (cost $86,532,721)		**93,173,718**
Short-Term Investment – 0.07%		
Money Market Instrument – 0.07%		
California Municipal Cash Trust	65,745	65,745
Total Short-Term Investment (cost $65,745)		**65,745**
Total Value of Securities – 99.00% (cost $86,598,466)		**93,239,463**
Receivables and Other Assets Net of Liabilities – 1.00%		**939,230**
Net Assets – 100.00%		**$ 94,178,693**

- # Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2014, the aggregate value of Rule 144A securities was $933,805 which represented 0.99% of the Fund's net assets. See Note 3 in "Notes."
- ° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
- • Variable rate security. The rate shown is the rate as of May 31, 2014. Interest rates reset periodically.
- ^ Zero coupon security. The rate shown is the yield at the time of purchase.
- § Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

Summary of abbreviations:

ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
BHAC – Insured by Berkshire Hathaway Assurance Company
FGIC – Insured by Financial Guaranty Insurance Company
FNMA – Federal National Mortgage Association Collateral
NATL-RE – Insured by National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free California Fund (Fund). This report covers the period of time since the Fund's last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken for all open federal income tax years (Aug. 31, 2010–Aug. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund's financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the

respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At May 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$86,598,466
Aggregate unrealized appreciation	$ 6,792,678
Aggregate unrealized depreciation	(151,681)
Net unrealized appreciation	$ 6,640,997

For federal income tax purposes, at Aug. 31, 2013, capital loss carryforwards of $369,988 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $369,988 expires in 2019.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried under the Act are as follows:

Loss carryforward character	
Short-term	Long-term
$49,068	$—

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the

observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 – Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 – Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 – Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of May 31, 2014:

	Level 1	Level 2	Total
Municipal Bonds	$ —	$93,173,718	$93,173,718
Short-Term Investments	65,745	—	65,745
Total	$65,745	$93,173,718	$93,239,463

During the period ended May 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At May 31, 2014, there were no Level 3 investments.

3. Geographic, Credit, and Market Risk

The Fund concentrates its investments in securities issued by municipalities, mainly in California, and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issuers in U.S. territories such as Puerto Rico, the U.S. Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Fund's investments may be adversely affected by new legislation within the state, U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2014, 5.96% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high-grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Financial Services LLC, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has

delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of May 31, 2014, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified in the schedule of investments.

4. Subsequent Events

Management has determined that no additional material events or transactions occurred subsequent to May 31, 2014 that would require recognition or disclosure in the Fund's schedule of investments.

Delaware Tax-Free Idaho Fund May 31, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 96.07%		
Corporate Revenue Bonds – 5.13%		
Nez Perce County Pollution Control Revenue		
(Potlatch Project) 6.00% 10/1/24	3,750,000	$ 3,752,363
Power County Industrial Development Revenue		
(FMC project) 6.45% 8/1/32 (AMT)	2,000,000	2,003,160
		5,755,523
Education Revenue Bonds – 11.28%		
Boise State University Revenue		
(General Project)		
Series A 4.00% 4/1/37	1,250,000	1,269,725
Series A 4.25% 4/1/32 (NATL-RE)	750,000	769,215
Series A 5.00% 4/1/26	965,000	1,113,407
Series A 5.00% 4/1/39	1,000,000	1,064,550
Series A 5.00% 4/1/42	1,350,000	1,481,369
Idaho Housing & Financing Association Nonprofit Facilities Revenue		
(North Star Charter School Project) Series A 9.50% 7/1/39	1,000,000	650,060
University of Idaho		
Series 2011 5.25% 4/1/41 •	1,910,000	2,243,429
Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,194,850
Series B 4.50% 4/1/41 (AGM) •	1,100,000	1,220,395
Series B 5.00% 4/1/28	1,000,000	1,098,160
Series B 5.00% 4/1/32	500,000	541,040
		12,646,200
Electric Revenue Bond – 0.98%		
Boise-Kuna Irrigation District Revenue		
(Arrowrock Hydroelectric Project) 6.30% 6/1/31	1,000,000	1,099,620
		1,099,620
Healthcare Revenue Bonds – 9.92%		
Idaho Health Facilities Authority Revenue		
(St. Luke's Health System Project)		
Series A 5.00% 3/1/47	1,500,000	1,597,725
Series A 6.50% 11/1/23	250,000	285,603
Series A 6.75% 11/1/37	1,250,000	1,410,600
(St. Luke's Regional Medical Center project) 5.00% 7/1/35 (AGM)	2,500,000	2,649,025
(Trinity Health Center Group)		
Series B 6.125% 12/1/28	1,210,000	1,418,011
Series D 4.50% 12/1/37	1,385,000	1,459,568

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Healthcare Revenue Bonds (continued)		
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority (Auxilio Mutuo) Series A 6.00% 7/1/33	2,245,000	$ 2,294,839
		11,115,371
Housing Revenue Bonds – 2.48%		
Idaho Housing & Finance Association Single Family Mortgage Revenue		
Series A Class II 4.375% 7/1/32	995,000	1,043,715
Series B Class I 5.00% 7/1/37 (AMT)	435,000	436,466
Series C Class II 4.95% 7/1/31	995,000	1,045,417
Series I-1 Class I 5.45% 1/1/39 (AMT)	250,000	253,213
		2,778,811
Lease Revenue Bonds – 6.39%		
Idaho Housing & Finance Association Revenue (TDF Facilities Project-Recovery Zone)		
Series A 6.50% 2/1/26	1,370,000	1,573,418
Series A 7.00% 2/1/36	1,500,000	1,701,405
Idaho State Building Authority Revenue		
5.00% 9/1/40	1,250,000	1,380,025
(Capitol Mall Parking Project)		
Series A 4.50% 9/1/25	455,000	513,886
Series A 4.50% 9/1/26	485,000	542,613
Series A 4.50% 9/1/27	505,000	561,686
(Eastern Idaho Technical College Project) Series B 5.00% 9/1/25	740,000	887,859
		7,160,892
Local General Obligation Bonds – 33.16%		
Ada & Boise Counties Independent School District Boise City		
(School Board Guaranteed) 5.00% 8/1/24 (AGM)	1,500,000	1,676,805
Ada & Canyon Counties Joint School District No. 2 Meridian		
4.50% 7/30/22	1,500,000	1,705,305
5.50% 7/30/16	1,305,000	1,448,498
(School Board Guaranteed) 4.75% 2/15/20	1,000,000	1,031,210
Bannock County School District No. 25 Pocatello/ Chubbuck		
(School Board Guaranteed)		
5.00% 8/15/15	1,040,000	1,050,493
5.00% 8/15/16	1,100,000	1,110,978

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Local General Obligation Bonds (continued)		
Bonneville Joint School District No. 93		
(School Board Guaranteed)		
Series A 5.00% 9/15/30	1,515,000	$ 1,753,370
Series A 5.00% 9/15/31	870,000	1,002,719
Canyon County School District No. 131 Nampa		
(School Board Guaranteed)		
Series B 5.00% 8/15/23	1,295,000	1,568,128
Canyon County School District No. 132 Caldwell		
5.00% 7/30/15 (NATL-RE)	2,000,000	2,106,160
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,957,909
Series A 5.00% 9/15/23 (AGM)	1,810,000	2,054,386
Canyon County School District No. 139 Vallivue		
(School Board Guaranteed)		
5.00% 9/15/33	1,000,000	1,142,350
Series B 5.00% 9/15/24	1,480,000	1,768,245
Idaho Bond Bank Authority Revenue		
Series A 5.00% 9/15/28	1,250,000	1,426,087
Series A 5.00% 9/15/31	1,025,000	1,168,357
Series A 5.00% 9/15/33	1,125,000	1,269,821
Series A 5.25% 9/15/26	2,000,000	2,310,380
Series B 5.00% 9/15/30 (NATL-RE)	725,000	783,015
Kootenai County School District No. 271 Coeur D'Alene		
(School Board Guaranteed)		
Series B 4.00% 9/15/24	540,000	602,629
Series B 4.00% 9/15/25	650,000	717,899
Madison County School District No 321 Rexburg		
(School Board Guaranteed)		
Series B 5.00% 8/15/24	1,500,000	1,870,095
Series B 5.00% 8/15/25	1,080,000	1,347,894
Series B 5.00% 8/15/26	710,000	884,639
Twin Falls County School District No 411 Twin Falls		
Series A 4.75% 9/15/37	1,000,000	1,097,670
Twin Falls County School District No. 413 Filer		
(School Board Guaranteed) 5.25% 9/15/25	2,000,000	2,310,320
		37,165,362
Pre-Refunded Bonds – 2.35%§		
Nampa City		
Series B 5.00% 8/1/21-15 (NATL-RE)	2,475,000	2,614,739
Puerto Rico Sales Tax Financing Revenue First		
Subordinate		
Series A 5.50% 8/1/28-19	15,000	18,228
		2,632,967

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Special Tax Revenue Bonds – 12.96%		
Coeur d'Alene Local Improvement District No. 6		
6.10% 7/1/14	45,000	$ 45,185
Guam Government Business Privilege Tax Revenue		
Series A 5.125% 1/1/42	545,000	569,694
Series A 5.25% 1/1/36	705,000	743,500
Series B-1 5.00% 1/1/42	1,425,000	1,478,195
Idaho Bond Bank Authority Revenue		
Series D 5.00% 9/15/23	1,030,000	1,249,225
Series D 5.00% 9/15/30	350,000	403,393
Idaho Water Resource Board		
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,791,342
Ketchum Urban Renewal Agency		
5.50% 10/15/34	1,500,000	1,572,510
Nampa Development Tax Increment Revenue		
144A 5.00% 9/1/31 #	1,000,000	1,073,990
5.90% 3/1/30	3,000,000	3,246,090
Virgin Islands Public Finance Authority Revenue		
(Senior Lien-Matching Fund Loan Note) Series A 5.00% 10/1/29	325,000	350,844
		14,523,968
Transportation Revenue Bond – 10.41%		
Boise Airport Revenue		
(Air Terminal Facilities Project)		
5.75% 9/1/19 (AGM) (AMT)	1,000,000	1,195,470
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,204,430
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	2,258,393
Idaho Housing & Finance Association Grant Anticipated Revenue		
(Federal Highway Trust)		
5.00% 7/15/24 (NATL-RE)	2,000,000	2,164,560
Series A 5.25% 7/15/20 (ASSURED GTY)	2,750,000	3,155,405
Series A 5.25% 7/15/25 (ASSURED GTY)	1,500,000	1,692,915
		11,671,173
Water & Sewer Revenue Bond – 1.01%		
Idaho Bond Bank Authority Revenue		
Series C 5.375% 9/15/38	1,000,000	1,134,900
		1,134,900
Total Municipal Bonds (cost $102,505,620)		**107,684,787**

	Number of shares	Value (U.S. $)
Short-Term Investment – 0.57%		
Money Market Mutual Fund – 0.57%		
Dreyfus Cash Management Fund - Institutional Shares	639,873	$ 639,873
Total Short-Term Investment (cost $639,873)		639,873
Total Value of Securities – 96.64% (cost $103,145,493)		108,324,660
Receivables and Other Assets Net of Liabilities – 3.36%		3,762,293
Net Assets – 100.00%		$112,086,953

\# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2014, the aggregate value of Rule 144A securities was $1,073,990 which represented 0.96% of the Fund's net assets. See Note 3 in "Notes."

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

• Variable rate security. The rate shown is the rate as of May 31, 2014. Interest rates reset periodically.

§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
NATL-RE – Insured by National Public Finance Guarantee Corporation

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free Idaho Fund (Fund). This report covers the period of time since the Fund's last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset values. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken for all open federal income tax years (Aug. 31, 2010–Aug. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund's financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the

respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At May 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$103,145,493
Aggregate unrealized appreciation	$ 5,763,430
Aggregate unrealized depreciation	(584,263)
Net unrealized appreciation	$ 5,179,167

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 – Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 – Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 – Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to

2. Investments (continued)

calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of May 31, 2014:

	Level 1	Level 2	Total
Municipal Bonds	$ —	$107,684,787	$107,684,787
Short-Term Investments	639,873	—	639,873
Total	$639,873	$107,684,787	$108,324,660

During the period ended May 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At May 31, 2014, there were no Level 3 investments.

3. Geographic, Credit, and Market Risk

The Fund concentrates its investments in securities issued by municipalities, mainly in Idaho, and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issuers in U.S. territories such as Puerto Rico, the Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Fund's investments may be adversely affected by new legislation within the state, U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2014, 21.26% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high-grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Standard & Poor's, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of May 31, 2014, no securities have been determined be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified in the schedule of investments.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2014 that would require recognition or disclosure in the Fund's schedule of investments.

Schedule of investments

Delaware Tax-Free New York Fund

May 31, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 99.10%		
Corporate Revenue Bonds – 7.56%		
Nassau County Tobacco Settlement Revenue		
(Asset-Backed) Series A-3 5.00% 6/1/35	215,000	$ 176,627
New York City Industrial Development Agency Special Facilities Revenue		
(American Airlines - JFK International Airport) 7.75% 8/1/31 (AMT) •	250,000	275,920
New York Liberty Development Revenue		
(Second Priority - Bank of America Tower)		
Class 2 5.625% 7/15/47	500,000	550,450
Class 3 6.375% 7/15/49	865,000	949,709
Niagara Area Development Revenue		
(Covanta Energy Project) Series B 4.00% 11/1/24	1,060,000	1,073,674
Suffolk County Industrial Development Agency Revenue		
(Keyspan-Port Jefferson Energy Center) 5.25% 6/1/27 (AMT)	250,000	251,270
Suffolk Tobacco Asset Securitization		
Series B 5.25% 6/1/37	700,000	736,155
TSASC Revenue		
(Asset-Backed)		
Series 1 5.00% 6/1/34	575,000	499,491
Series 1 5.125% 6/1/42	1,050,000	876,655
		5,389,951
Education Revenue Bonds – 22.44%		
Albany Industrial Development Agency Civic Facilities Revenue		
(Brighter Choice Charter School) Series A 5.00% 4/1/37	250,000	237,577
Buffalo & Erie County Industrial Land Development		
(Buffalo State College Foundation Housing) 6.00% 10/1/31	525,000	611,263
(Medaille College Project) 5.25% 4/1/35	500,000	508,270
Build NYC Resource		
(Bronx Charter School for Excellence)		
5.00% 4/1/33	500,000	507,225
5.50% 4/1/43	500,000	517,050
Dutchess County Local Development		
(Marist College Project) Series A 5.00% 7/1/19	760,000	886,335
Madison County Capital Resource Revenue		
(Colgate University Project) Series A 5.00% 7/1/28	400,000	460,144
Monroe County Industrial Development Revenue		
(Nazareth College Rochester Project)		
5.00% 10/1/22	340,000	384,588
5.00% 10/1/23	470,000	531,814

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Education Revenue Bonds (continued)		
Monroe County Industrial Development Revenue		
(Nazareth College Rochester Project)		
5.25% 10/1/31	500,000	$ 537,230
5.50% 10/1/41	500,000	539,170
(St. John Fisher College) Series A 5.50% 6/1/39	300,000	329,913
New York City Trust for Cultural Resources		
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	542,995
New York State Dormitory Authority		
(Brooklyn Law School) 5.75% 7/1/33	340,000	367,207
(Cornell University)		
Series A 5.00% 7/1/32	265,000	302,908
Series A 5.00% 7/1/34	170,000	193,315
(Culinary Institute of America)		
5.00% 7/1/28	500,000	541,240
5.00% 7/1/34	290,000	304,439
(Fordham University) 5.00% 7/1/44	650,000	721,441
(Manhattan Marymount) 5.00% 7/1/24	350,000	372,747
(Mt. Sinai School of Medicine)		
5.00% 7/1/19	500,000	581,255
5.125% 7/1/39	500,000	529,055
(New York University) Series A 5.25% 7/1/34	500,000	573,525
(Rockefeller University) Series A 5.00% 7/1/27	250,000	291,735
(Skidmore College) Series A 5.00% 7/1/21	325,000	381,153
(Teachers College) 5.50% 3/1/39	250,000	270,395
(University of Rochester)		
Series A 5.125% 7/1/39	250,000	284,235
Series A-2 4.375% 7/1/20	200,000	210,902
Onondaga Civic Development Revenue		
(Le Moyne College Project) 5.20% 7/1/29	500,000	532,525
Onondaga County Trust for Cultural Research Revenue		
(Syracuse University Project) Series B 5.00% 12/1/19	350,000	415,275
St. Lawrence County Industrial Development Agency Civic Facility Revenue		
(St. Lawrence University) Series A 5.00% 10/1/16	500,000	551,075
Suffolk County Industrial Development Agency Civic Facility Revenue		
(New York Institute of Technology Project) 5.00% 3/1/26	600,000	610,788
Troy Capital Resource Revenue		
(Rensselaer Polytechnic) Series B 5.00% 9/1/18	165,000	190,308
Troy Industrial Development Authority		
(Rensselaer Polytechnic) Series E 5.20% 4/1/37	500,000	542,165

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Education Revenue Bonds (continued)		
Yonkers Economic Development Education Revenue		
(Charter School Educational Excellence) Series A 6.25% 10/15/40	600,000	$ 626,496
		15,987,758
Electric Revenue Bond – 1.74%		
Long Island Power Authority Electric System Revenue		
Series A 5.75% 4/1/39	350,000	398,727
Series B 5.75% 4/1/33	250,000	286,027
New York State Power Authority Revenue		
Series A 5.00% 11/15/38	500,000	555,960
		1,240,714
Healthcare Revenue Bonds – 19.89%		
Albany Industrial Development Agency Civic Facility Revenue		
(St. Peter's Hospital Project) Series A 5.25% 11/15/32	800,000	851,656
Dutchess County Local Development		
Series A 5.00% 7/1/34	350,000	381,535
East Rochester Housing Authority Revenue		
(Senior Living-Woodland Village Project) 5.50% 8/1/33	500,000	493,550
Monroe County Industrial Development Insured		
(Rochester General Hospital)		
Series A 5.00% 12/1/27	330,000	366,132
Series A 5.00% 12/1/28	655,000	721,653
(University Hospital of Rochester project) 5.50% 8/15/40 (FHA)	585,000	675,435
Nassau County Local Economic Assistance		
(Catholic Health Services of Long Island)		
5.00% 7/1/29	375,000	417,053
5.00% 7/1/33	725,000	790,323
New York City Health & Hospital Revenue		
(Health System) Series A 5.00% 2/15/30	500,000	547,550
New York Dormitory Authority Revenue		
(Catholic Health Long Island Obligation Group) 5.00% 7/1/27	400,000	401,660
New York Dormitory Authority Revenue Non-State Supported Debt		
(Memorial Sloan-Kettering)		
Series 1 5.00% 7/1/23	600,000	710,346
Series 1 5.00% 7/1/35	225,000	239,816
Subordinate Series A2 5.00% 7/1/26	500,000	565,475
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	670,002

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Healthcare Revenue Bonds (continued)		
New York Dormitory Authority Revenue Non-State Supported Debt		
(North Shore Long Island Jewish Group)		
Series A 5.00% 5/1/41	500,000	$ 535,250
Series A 5.50% 5/1/37	500,000	543,640
(Orange Regional Medical Center)		
6.125% 12/1/29	540,000	562,016
6.25% 12/1/37	250,000	257,890
Onondaga Civic Development		
(St. Joseph's Hospital Health Care Project) 5.125% 7/1/31	500,000	512,905
Onondaga Civic Development Revenue		
(St. Joseph's Hospital Health Center)		
4.50% 7/1/32	365,000	353,564
5.00% 7/1/42	750,000	734,453
Orange County Funding Assisted Living Residence Revenue		
6.50% 1/1/46	500,000	473,460
Saratoga County		
(Saratoga Hospital Project) Series A 5.00% 12/1/26	500,000	574,310
Suffolk County Economic Development Revenue		
(Catholic Health Services) 5.00% 7/1/28	1,000,000	1,085,540
(Peconic Landing Southland) 6.00% 12/1/40	650,000	712,491
		14,177,705
Housing Revenue Bonds – 2.39%		
Dutchess County Local Development		
Series A 5.00% 7/1/44	1,250,000	1,341,063
New York Mortgage Agency Revenue		
44th Series 4.35% 10/1/24 (AMT)	345,000	360,770
		1,701,833
Lease Revenue Bonds – 9.21%		
Erie County Industrial Development Agency School Facility Revenue		
(Buffalo City School District) Series A 5.25% 5/1/25	500,000	573,430
Hudson Yards Infrastructure Revenue		
Series A 5.75% 2/15/47	1,000,000	1,143,850
New York City Industrial Development Agency		
(New York Stock Exchange Project) Series A 5.00% 5/1/18	350,000	400,803
(Senior Trips)		
Series A 5.00% 7/1/22 (AMT)	1,085,000	1,199,934
Series A 5.00% 7/1/28 (AMT)	1,500,000	1,605,915

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Lease Revenue Bonds (continued)		
New York Liberty Development		
(World Trade Center Project) 5.00% 11/15/31	500,000	$ 549,025
Tobacco Settlement Financing Authority Revenue		
(Asset-Backed) Series B 5.00% 6/1/21	500,000	543,175
United Nations Development Revenue		
Series A 5.00% 7/1/26	500,000	545,850
		6,561,982
Local General Obligation Bonds – 7.38%		
New York City		
Fiscal 2014 Subordinate Series D-1 5.00% 8/1/31	1,000,000	1,144,160
Series B 5.00% 8/1/27	500,000	579,320
Series G 5.00% 8/1/22	500,000	600,115
Subordinate Series A-1 5.00% 10/1/27	500,000	580,555
Subordinate Series C-1 5.00% 10/1/19	500,000	568,165
Subordinate Series I-1 5.375% 4/1/36	500,000	575,365
Un-refunded Balance Series D 5.00% 11/1/34	70,000	71,307
New York Dormitory Authority Revenue Non-State Supported Debt		
(School Districts Financing Program)		
Series A 5.00% 10/1/23	500,000	575,245
Series A 5.00% 10/1/25 (AGM)	500,000	564,600
		5,258,832
Pre-Refunded Bonds – 1.55%§		
New York City		
Series D 5.00% 11/1/34-14	55,000	56,118
New York City Transitional Finance Authority		
(Future Tax Secured) Subordinated Series B 5.00% 11/1/18-17	335,000	377,408
Puerto Rico Commonwealth Highway & Transportation Authority Revenue		
Series Y 5.50% 7/1/36-16	475,000	526,908
Triborough Bridge & Tunnel Authority		
Series C 5.00% 11/15/24-18	120,000	141,584
		1,102,018

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Special Tax Revenue Bonds – 16.03%		
Brooklyn Arena Local Development (Barclays Center Project)		
6.25% 7/15/40	500,000	$ 551,900
6.375% 7/15/43	500,000	552,370
6.50% 7/15/30	500,000	565,605
Guam Government Business Privilege Tax Revenue Series A 5.25% 1/1/36	240,000	253,106
Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) Series B 5.00% 11/15/34	500,000	557,405
New York City Industrial Development Agency Civic Facility Revenue (YMCA of Greater New York Project) 5.00% 8/1/36	600,000	610,254
New York City Transitional Finance Authority Revenue (Building Aid)		
Series S-1 5.00% 7/15/21	750,000	895,800
Subordinate Series S1 5.25% 7/15/37	1,000,000	1,130,670
(Future Tax Secured)		
Fiscal 2011 5.00% 2/1/26	250,000	292,233
Fiscal 2011 5.25% 2/1/29	500,000	586,080
Series A1 5.00% 11/1/42	750,000	833,550
Series B1 5.00% 11/1/40	750,000	842,573
Series C 5.25% 11/1/25	500,000	594,435
Un-refunded Balance 5.00% 11/1/18	165,000	185,414
New York City Trust for Cultural Resources Revenue (Museum of Modern Art) Series A1 5.00% 4/1/31	720,000	810,302
New York Dormitory Authority State Supported Debt Revenue (Consolidated Services Contract) 5.00% 7/1/17 (AGM)	500,000	563,315
New York Environmental Facilities Series A 5.25% 12/15/19	350,000	422,019
New York Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	500,000	509,065
New York State Dormitory Authority General Purpose Series C 5.00% 3/15/34	500,000	561,370
Virgin Islands Public Finance Authority Revenue (Matching Fund Loan Note - Senior Lien) Series A 5.00% 10/1/29	100,000	107,952
		11,425,418
State General Obligation Bonds – 0.98%		
New York City Series E 5.00% 8/1/28	125,000	142,239

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
State General Obligation Bonds (continued)		
New York State		
Series A 5.00% 3/1/38	500,000	$ 556,585
		698,824
Transportation Revenue Bonds – 7.60%		
Metropolitan Transportation Authority Revenue		
Series 2008C 6.50% 11/15/28	200,000	240,692
Series C 5.00% 11/15/32	500,000	557,010
Series D 5.00% 11/15/32	500,000	557,010
Series D 5.25% 11/15/27	500,000	570,405
Series F 5.00% 11/15/15	150,000	160,519
New York State Thruway Authority General Revenue		
Series I 5.00% 1/1/32	700,000	775,061
New York State Thruway Authority Revenue		
Series H 5.00% 1/1/30 (NATL-RE)	750,000	827,340
Port Authority of New York & New Jersey		
(Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	280,563
(JFK International Air Terminal)		
6.00% 12/1/42	700,000	781,585
6.50% 12/1/28	550,000	575,927
Triborough Bridge & Tunnel Authority		
Series C 5.00% 11/15/24	80,000	92,299
		5,418,411
Water & Sewer Revenue Bonds – 2.33%		
New York City Municipal Water Finance Authority Water & Sewer System Revenue		
Fiscal 2009 Series A 5.75% 6/15/40	200,000	230,198
Series FF-2 5.50% 6/15/40	250,000	286,090
(Second General Resolution) Fiscal 2012 Series BB 5.25% 6/15/44	500,000	558,075
New York State Environmental Facilities Revenue Clean Water & Drinking Revolving Funds		
5.00% 6/15/30	500,000	583,615
		1,657,978
Total Municipal Bonds (cost $66,575,461)		**70,621,424**
Total Value of Securities – 99.10% (cost $66,575,461)		**70,621,424**
Receivables and Other Assets Net of Liabilities – 0.90%		**639,375**
Net Assets – 100.00%		**$71,260,799**

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

• Variable rate security. The rate shown is the rate as of May 31, 2014. Interest rates reset periodically.

§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
NATL-RE – Insured by National Public Finance Guarantee Corporation

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free New York Fund (Fund). This report covers the period of time since the Fund's last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken for all open federal income tax years (Aug. 31, 2010–Aug. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund's financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net

1. Significant Accounting Policies (continued)

investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At May 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$66,575,461
Aggregate unrealized appreciation	$ 4,310,818
Aggregate unrealized depreciation	(264,855)
Net unrealized depreciation	$ 4,045,963

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 – Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 – Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 – Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on

the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of May 31, 2014:

	Level 2
Municipal Bonds	$70,621,424

During the period ended May 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

3. Geographic, Credit, and Market Risks

The Fund concentrates its investments in securities issued by municipalities, mainly in New York, and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issuers in U.S. territories such as Puerto Rico, the U.S. Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Fund's investments may be adversely affected by new legislation within the state, U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2014, 3.46% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to

3. Geographic, Credit, and Market Risks (continued)

purchase high-grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Standard & Poor's, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of May 31, 2014, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2014 that would require recognition or disclosure in the Fund's schedule of investments.